Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,531,311,193.46
Previously Paid Amount	899,866.81
Total Fee Amount	999,943.74
Total Offset Amount	0
Net Fee	$ 100,076.93